Property, equipment and software, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Property, equipment and software, net
Total	¥ 114,451	¥ 114,962
Less: Accumulated depreciation and amortization	(24,656)	(19,267)
Property, equipment and software, net	89,795	95,695		$ 13,019
Depreciation and amortization expenses	5,564	8,830	¥ 3,516
Building
Property, equipment and software, net
Total	92,747	92,747
Computer and electronic equipment
Property, equipment and software, net
Total	11,675	12,166
Software
Property, equipment and software, net
Total	7,990	7,990
Office furniture and equipment
Property, equipment and software, net
Total	581	601
Leasehold Improvement
Property, equipment and software, net
Total	¥ 1,458	¥ 1,458